Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Feb. 28, 2018
Current assets:
Cash and cash equivalents	$ 222,111		$ 33,155			$ 42,701
Accounts receivable, net	10,661		294			371
Unbilled revenue	109		895			65
Current portion of deferred contract acquisition costs	1,709		1,368			908
Current portion of deferred financing fees	233		279
Prepaid and other current assets	8,014		12,944			2,840
Total current assets	242,837		48,935			46,885
Property and equipment, net	11,728		13,625			15,274
Goodwill	4,013		4,013
Acquired technology, net	1,329		2,054
Deferred contract acquisition costs	5,607		3,876			2,922
Other assets	1,363		745			681
Total assets	266,877		73,248			65,762
Current liabilities:
Accounts payable	3,811		5,273			2,454
Accrued expenses	2,631		6,580			3,140
Accrued compensation	24,488		23,838			19,612
Deferred rent and other current liabilities	491		674			541
Due to customers	4,741		4,674			8,511
Current portion of deferred revenue	32,773		28,919			22,407
Total current liabilities	68,935		69,958			56,665
Loans payable, net of unamortized issuance costs			21,144			19,200
Deferred rent and other noncurrent liabilities	5,516		5,523			5,353
Deferred revenue	322		396			501
Total liabilities	74,773		97,021			81,719
Convertible preferred stock :
Preferred stock par value $0.0001; 25,000,000 shares authorized; 0 and 19,513,939 issued and outstanding at August 31, 2020 and February 29, 2020, respectively			233,022			214,664
Commitments (note 11)
Stockholders' equity (deficit)
Common stock par value $0.0001; 500,000,000 shares authorized; 49,269,342 and 6,033,450 shares issued and outstanding at August 31, 2020 and February 29, 2020, respectively	5		2			1
Additional paid-in capital	542,298		64,071			38,881
Accumulated deficit	(350,199)		(320,868)			(269,503)
Total stockholders' equity (deficit)	192,104	$ (266,497)	(256,795)	$ (249,492)	$ (244,732)	(230,621)	$ (183,696)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 266,877		$ 73,248			$ 65,762